Unaudited Condensed Consolidated Statements of Cash Flows (Q1) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Cash flows from operating activities:
Net income	$ 440,895	$ 3,709,017
Adjustments to reconcile net income to net cash used in operating activities:
Interest income on cash and marketable securities held in Trust Account	(1,845,005)	(72,684)
Unrealized loss on marketable securities held in Trust Account	3,165
Change in fair value of warrant liabilities	574,137	(3,877,929)
Deferred tax benefit	(35,597)
Prepaid expenses and other current assets	25,860	32,167
Accrued offering costs and expenses	14,529	(19,310)
Income tax payable	(159,591)
Due to related party	15,000	(1,613)
Net cash used in operating activities	(966,607)	(230,352)
Payment of extension fee into Trust Account	(48,707)
Cash withdrawn from Trust Account in connection with redemption	184,845,836
Reimbursement of franchise and income taxes from Trust Account	877,438
Net cash provided by (used in) investing activities	185,674,567
Cash flows from financing activities:
Redemption of common stock	(184,845,836)
Net cash provided by (used in) financing activities	(184,845,836)
Net change in cash	(137,876)	(230,352)
Cash, beginning of the period	193,486	741,228
Cash, end of the period	55,610	$ 510,876
Supplemental disclosure of cash flow information:
Income taxes paid	597,437
Excise tax expense related to stock redemptions	1,848,455
Accretion of common stock to redemption value	$ 1,279,617